Cover	May 06, 2024
Cover [Abstract]
Document Type	8-K
Document Period End Date	May 06, 2024
Entity Registrant Name	ATI Physical Therapy, Inc.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-39439
Entity Tax Identification Number	85-1408039
Entity Address, Postal Zip Code	60440
Entity Address, State or Province	IL
Entity Address, City or Town	Bolingbrook
Entity Address, Address Line One	790 Remington Boulevard
Local Phone Number	296-2223
City Area Code	630
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Document Information [Line Items]
Amendment Flag	false
Entity Central Index Key	0001815849
Common Class A
Document Information [Line Items]
Title of 12(b) Security	Class A common stock, par value $0.0001
Trading Symbol	ATIP
Security Exchange Name	NYSE
Warrant
Document Information [Line Items]
Title of 12(b) Security	Redeemable Warrants, exercisable for Class A common stock at an exercise price of $575.00 per share
Trading Symbol	ATIPW